SCHEDULE OF STOCK OPTIONS OUTSTANDING AND EXERCISABLE (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Range of Exercise Prices, Minimum	$ 0.025	$ 0.025
Range of Exercise Prices, Maximum	$ 1.50	$ 0.07
Options Outstanding, Number Outstanding	147,200,000	42,000,000	5,000,000
Options Outstanding, Weighted Average Remaining Contractual Life	9 years	9 years 2 months 12 days
Option Outstanding, Weighted Average Exercise Price	$ 0.72	$ 0.04	$ 0.07
Options Exercisable, Number Exercisable	29,100,000	17,250,000
Option Exercisable, Weighted Average Exercise Price	$ 0.03	$ 0.03